Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Contingency [Line Items]
Tax Credit Carryforward, Amount	$ 251.6
Unrecognized tax benefits that would impact effective tax rate	0.4
Estimate unrecognized tax benefits decrease resulting from prior period tax positions	(1.5)
CANADA
Income Tax Contingency [Line Items]
Tax Credit Carryforward, Amount	359.6
SPAIN
Income Tax Contingency [Line Items]
Tax Credit Carryforward, Amount	$ 96.1
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating Loss Carryforwards		$ 95.1